UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of
the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1under the Exchange Act (17 CFR 240.15Ga-1 for the reporting period

Date of Report:

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Global SC Finance VII SRL
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001702013

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Andris Vizbaras, (212) 238-8698
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II — FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated February 24, 2021 with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP.

EXHIBIT INDEX

99.1    Report of Independent Accountants on Applying Agreed-Upon Procedures, dated February 24, 2021

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SEACO SRL
(Depositor)

By:	/s/ Rajesh Natali
Name: Rajesh Natali
Title: General Manager

Date: February 24, 2021